Summary of significant accounting policies (Details 1) - shares	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Common stock equivalents		484,650
Warrant [Member]
Common stock equivalents		324,650
Employee Stock Option [Member]
Common stock equivalents		160,000